Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Basis of consolidation

Basis of consolidation

(a)	Business combinations

The Company accounts for business combinations using the acquisition method when control is transferred to the Company.

The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired. Any goodwill that arises is tested annually for impairment. Any gain on bargain purchase is recognized in profit or loss immediately. Transaction costs are expensed as incurred, except if related to the issue of debt or equity securities. The consideration transferred does not include amounts related to the settlement of pre-existing relationships. Such amounts are generally recognized in profit or loss.

Any contingent consideration payable is measured at fair value at the acquisition date. If the contingent consideration is classified as equity, then it is not remeasured and settlement is accounted for within equity. Otherwise, subsequent changes in the fair value of the contingent consideration are recognized in profit or loss.

If share-based payment awards (replacement awards) are required to be exchanged for awards held by the acquiree’s employees (acquiree’s awards), then all or a portion of the amount of the acquirer’s replacement awards is included in measuring the consideration transferred in the business combination. This determination is based on the market-based measure of the replacement awards compared with the market-based measure of the acquiree’s awards and the extent to which the replacement awards relate to pre-combination service.

(b)	Non-controlling interests

Non-controlling interests are measured at their proportionate share of the acquiree’s identifiable net assets at the acquisition date. Changes in the Company’s interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions.

(c)	Subsidiaries

Subsidiaries are entities controlled by the Company. The Company controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control commences until the date on which control ceases.

(d)	Loss of control

When the Company loses control over a subsidiary, it derecognizes the assets and liabilities of the subsidiary, and any related non-controlling interests and other components of equity. Any resulting gain or loss is recognized in profit or loss. Any interest retained in the former subsidiary is measured at fair value when control is lost.

(e)	Interests in equity-accounted investees

The Company’s interests in equity-control investees comprise interests in associates and joint ventures. Associates are those entities in which the Company has significant influence, but not control or joint control, over the financial and operating policies. A joint venture is an arrangement in which the Company has joint control, whereby the Company has rights to the net assets of the arrangement, rather than rights to its assets and obligations for its liabilities.

Interests in associates and joint ventures are accounted for using the equity method. They are recognized initially at cost, which includes transaction costs. Subsequent to initial recognition, the consolidated financial statements include the Company’s share of the profit or loss and other comprehensive income of equity-accounted investees, until the date on which significant influence or joint control ceases.

(f)	Transactions eliminated on consolidation

Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated. Unrealized gains arising from transactions with equity-accounted investees are eliminated against the investment to the extent of the Company’s interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

Foreign currency transactions and translation

Foreign currency transactions and translation

(a)	Foreign currency transactions

Foreign currency transactions are initially recorded using the spot exchange rate between the functional currency and the foreign currency at the date of the transaction. At the end of each reporting period, foreign currency monetary items are translated using the closing rate. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the original transaction. Non-monetary items that are measured at fair value in a foreign currency are translated using the exchange rate at the date fair value was initially determined.

Exchange differences arising on the settlement of monetary items or on translating monetary items at rates different from those at which they were translated on initial recognition during the period or in previous financial statements are recognized in profit or loss in the period in which they arise. When gains or losses on non-monetary items are recognized in other comprehensive income, exchange components of those gains or losses are recognized in other comprehensive income. Conversely, when gains or losses on non-monetary items are recognized in profit or loss, exchange components of those gains or losses are recognized in profit or loss.

(b)	Foreign operations

If the presentation currency of the Company is different from a foreign operation’s functional currency, the financial statements of the foreign operation are translated into the presentation currency using the following methods:

The assets and liabilities of foreign operations, whose functional currency is not the currency of a hyperinflationary economy, are translated to presentation currency at exchange rates at the reporting date. The income and expenses of foreign operations are translated to functional currency at exchange rates at the dates of the transactions. Foreign currency differences are recognized in other comprehensive income.

Any goodwill arising on the acquisition of a foreign operation and any fair value adjustments to the carrying amounts of assets and liabilities arising on the acquisition of that foreign operation are treated as assets and liabilities of the foreign operation. Thus, they are expressed in the functional currency of the foreign operation and translated at the closing rate.

When a foreign operation is disposed of, the relevant amount in the translation is transferred to profit or loss as part of the profit or loss on disposal. On the partial disposal of a subsidiary that includes a foreign operation, the relevant proportion of such cumulative amount is reattributed to non-controlling interest. In any other partial disposal of a foreign operation, the relevant proportion is reclassified to profit or loss.

Foreign exchange gains or losses arising from a monetary item receivable from or payable to a foreign operation, the settlement of which is neither planned nor likely to occur in the foreseeable future and which in substance is considered to form part of the net investment in the foreign operation, are recognized in other comprehensive income in the translation reserve.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents comprise cash on hand, demand deposits, and short-term investments in highly liquid securities that are readily convertible to known amounts of cash with maturities of three months or less from the acquisition date and which are subject to an insignificant risk of changes in value. Equity investments are excluded from cash and cash equivalents.

Non-derivative financial assets

Non-derivative financial assets

The Company recognizes and measures non-derivative financial assets by the following four categories: financial assets at fair value through profit or loss, held-to-maturity financial assets, loans and receivables and available-for-sale financial assets. The Company recognizes financial assets in the consolidated statement of financial position when the Company becomes a party to the contractual provisions of the instrument.

Upon initial recognition, non-derivative financial assets are measured at their fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the asset’s acquisition or issuance.

(a) Financial assets at fair value through profit or loss

Financial assets are classified at fair value through profit or loss if they are held for trading or designated as such upon initial recognition. Upon initial recognition, transaction costs are recognized in profit or loss when incurred. Financial assets at fair value through profit or loss are measured at fair value, and changes therein are recognized in profit or loss.

(b) Held-to-maturity financial assets

A non-derivative financial asset with a fixed or determinable payment and fixed maturity, for which the Company has the positive intention and ability to hold to maturity, is classified as held-to-maturity. Subsequent to initial recognition, held-to-maturity financial assets are measured at amortized cost using the effective interest rate method.

(c) Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. Subsequent to initial recognition, loans and receivables are measured at amortized cost using the effective interest method unless the effect of discounting is immaterial.

(d) Available-for-sale financial assets

Available-for-sale financial assets are those non-derivative financial assets that are designated as available-for-sale or are not classified as financial assets at fair value through profit or loss, held-to-maturity financial assets or loans and receivables. Subsequent to initial recognition, they are measured at fair value, with changes in fair value, net of any tax effect, recorded in other comprehensive income in equity. Investments in equity instruments that do not have a quoted market price in an active market and whose fair value cannot be reliably measured and derivatives that are linked to and must be settled by delivery of such unquoted equity instruments are measured at cost. When a financial asset is derecognized or impairment losses are recognized, the cumulative gain or loss previously recognized in other comprehensive income is reclassified from equity to profit or loss. Dividends on an available-for-sale equity instrument are recognized in profit or loss when the Company’s right to receive payment is established.

(e) Derecognition of non-derivative financial assets

The Company derecognizes non-derivative financial assets when the contractual rights to the cash flows from the financial asset expire, or the Company transfers the rights to receive the contractual cash flows from the financial asset as well as substantially all the risks and rewards of ownership of the financial asset. Any interest in a transferred financial asset that is created or retained by the Company is recognized as a separate asset or liability.

If the Company retains substantially all the risks and rewards of ownership of the transferred financial assets, the Company continues to recognize the transferred financial assets and recognizes financial liabilities for the consideration received.

(f) Offsetting a financial asset and a financial liability

Financial assets and financial liabilities are offset and the net amount is presented in the consolidated statement of financial position only when the Company currently has a legally enforceable right to offset the recognized amounts, and there is the intention to settle on a net basis or to realize the asset and settle the liability simultaneously.

Inventories

Inventories

Inventory costs, except materials-in-transit in which costs are determined by using specific identification method, are determined by using the moving-weighted average method. The cost of inventories comprise all costs of purchase, costs of conversion and other costs incurred in bringing the inventories to their present location and condition. The allocation of fixed production overheads to the costs of finished goods or work in progress are based on the normal capacity of the production facilities.

Inventories are measured at the lower of cost or net realizable value. The amount of any write-down of inventories to net realizable value and all losses of inventories are recognized as an expense in the period the write-down or loss occurs. The amount of any reversal of any write-down of inventories arising from an increase in net realizable value is recognized as a reduction in the amount of inventories recognized as a cost of goods sold in the period in which the reversal occurs.

The carrying amount of those inventories is recognized as cost of goods sold in the period in which the related revenue is recognized.

Non-current assets held for sale

Non-current assets held for sale

Non-current assets or disposal groups comprising assets and liabilities that are expected to be recovered primarily through sale rather than through continuing use are classified as held for sale. In order to be classified as held for sale, the assets or disposal groups must be available for immediate sale in their present condition and their sale must be highly probable. The assets or disposal groups that are classified as non-current assets held for sale are measured at the lower of their carrying amount and fair value less cost to sell.

The Company recognizes an impairment loss for any initial or subsequent write-down of an asset or disposal group to fair value less costs to sell, and a gain for any subsequent increase in fair value less costs to sell, up to the cumulative impairment loss previously recognized in accordance with IAS No. 36 “Impairment of Assets”.

A non-current asset that is classified as held for sale or part of a disposal group classified as held for sale is not depreciated (or amortized).

Investment property

Investment property

Property held to earn rentals or for capital appreciation or both is classified as investment property. Investment property is measured initially at its cost. Transaction costs are included in the initial measurement. Subsequently, investment property is carried at depreciated cost less any accumulated impairment losses.

Subsequent costs are recognized in the carrying amount of investment property at cost or, if appropriate, as separate items if it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. The carrying amount of the replaced part is derecognized. The costs of the day-to-day servicing are recognized in profit or loss as incurred.

Depreciation methods, useful lives and residual values are reviewed at the end of each reporting date and adjusted, if appropriate. The change is accounted for as a change in an accounting estimate.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment are initially measured at cost and after initial recognition, are carried at cost less accumulated depreciation and any accumulated impairment losses. The cost of property, plant and equipment includes expenditures arising directly from the construction or acquisition of the asset, any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management and, when the Company has an obligation to remove the asset or restore the site, an estimate of the costs of dismantling and removing the item and restoring the site on which it is located.

The cost of replacing a part of an item is recognized in the carrying amount of the item of property, plant and equipment, if the following recognition criteria are met:

(a) it is probable that future economic benefits associated with the item will flow to the Company, and

(b) the cost can be measured reliably.

The carrying amount of the replaced part is derecognized at the time the replacement part is recognized. The costs of the day-to-day servicing of the item are recognized in profit or loss as incurred.

Items of property, plant and equipment are depreciated from the date they are available for use or, in respect of self-constructed assets, from the date that the asset is completed and ready for use. Other than land, the costs of an asset less its estimated residual value are depreciated. Depreciation of property, plant and equipment is recognized in profit or loss on a straight-line basis, which most closely reflects the expected pattern of consumption of the future economic benefits embodied in the asset, over the estimated useful lives of each component of an item of property, plant and equipment. Leased assets are depreciated over the shorter of the lease term and their useful lives unless it is reasonably certain that the Company will obtain ownership by the end of the lease term. Land is not depreciated.

Each part of an item of property, plant and equipment with a cost that is significant in relation to the total cost of the item is depreciated separately.

The gain or loss arising from the derecognition of an item of property, plant and equipment is included in profit or loss when the item is derecognized.

The estimated useful lives for the current and comparative periods are as follows:

Buildings	3-50 years
Structures	4-50 years
Machinery and equipment	4-25 years
Vehicles	3-20 years
Tools	3-10 years
Furniture and fixtures	3-20 years
Lease assets	3-30 years
Bearer plants	20 years

The estimated residual value, useful lives and the depreciation method are reviewed at least at the end of each reporting period and, if expectations differ from previous estimates, the changes are accounted for as changes in accounting estimates.

Borrowing costs

Borrowing costs

The Company capitalizes borrowing costs directly attributable to the acquisition, construction or production of a qualifying asset as part of the cost of that asset. Other borrowing costs are recognized in expense as incurred. A qualifying asset is an asset that requires a substantial period of time to get ready for its intended use or sale. Financial assets and inventories that are manufactured or otherwise produced over a short period of time are not qualifying assets. Assets that are ready for their intended use or sale when acquired are not qualifying assets.

To the extent that the Company borrows funds specifically for the purpose of obtaining a qualifying asset, the Company determines the amount of borrowing costs eligible for capitalization as the actual borrowing costs incurred on that borrowing during the period less any investment income on the temporary investment of those borrowings. The Company immediately recognizes other borrowing costs as an expense. To the extent that the Company borrows funds generally and uses them for the purpose of obtaining a qualifying asset, the Company shall determine the amount of borrowing costs eligible for capitalization by applying a capitalization rate to the expenditures on that asset. The capitalization rate shall be the weighted average of the borrowing costs applicable to the borrowings of the Company that are outstanding during the period, other than borrowings made specifically for the purpose of obtaining a qualifying asset. The amount of borrowing costs that the Company capitalizes during a period shall not exceed the amount of borrowing costs incurred during that period.

Intangible assets

Intangible assets

Intangible assets are measured initially at cost and, subsequently, are carried at cost less accumulated amortization and accumulated impairment losses.

Amortization of intangible assets except for goodwill is calculated on a straight-line basis over the estimated useful lives of intangible assets from the date that they are available for use. The residual value of intangible assets is zero. However, as there are no foreseeable limits to the periods over which club memberships are expected to be available for use, this intangible asset is determined as having an indefinite useful life and not amortized.

Intellectual property rights	4-25 years
Development costs	3-5 years
Port facilities usage rights	4-75 years
Other intangible assets	2-15 years

Amortization periods and the amortization methods for intangible assets with finite useful lives are reviewed at the end of each reporting period. The useful lives of intangible assets that are not being amortized are reviewed at the end of each reporting period to determine whether events and circumstances continue to support indefinite useful life assessments for those assets. Changes are accounted for as changes in accounting estimates.

Expenditures on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, are recognized in profit or loss as incurred. Development expenditures are capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development and to use or sell the asset. Other development expenditures are recognized in profit or loss as incurred.

Subsequent expenditures are capitalized only when they increase the future economic benefits embodied in the specific asset to which they relate. All other expenditures, including expenditures on internally generated goodwill and brands, are recognized in profit or loss as incurred.

Exploration for and evaluation of mineral resources

Exploration for and evaluation of mineral resources

POSCO is engaged in exploration projects for mineral resources through subsidiaries, associates and joint ventures or other contractual arrangements. Expenditures related to the development of mineral resources are recognized as exploration or development intangible assets. The nature of these intangible assets are as follows:

(a)	Exploration and evaluation assets

Exploration and evaluation assets consist of expenditures for topographical studies, geophysical studies and trenching. These assets are reclassified as development assets when it is proved that the exploration has identified commercially viable mineral deposit.

(b)	Development assets

When proved reserves are determined and development is sanctioned, development expenditures incurred are capitalized. These expenditures include evaluation of oil fields, construction of oil/gas wells, drilling for viability and others. On completion of development and inception of extraction for commercial production of developed proved reserves, the development assets are reclassified as either property, plant and equipment or as intellectual property rights (mining rights) under intangible assets based on the nature of the capitalized expenditure.

The respective property, plant and equipment and intellectual property (mining rights) are each depreciated and amortized based on proved reserves on a unit of production basis.

Government grants

Government grants

Government grants are not recognized unless there is reasonable assurance that the Company will comply with the grant’s conditions and that the grant will be received.

(a)	Grants related to assets

Government grants whose primary condition is that the Company purchase, construct or otherwise acquire long-term assets are deducted from the carrying amount of the assets and recognized in profit or loss on a systematic and rational basis over the life of the depreciable assets.

(b)	Grants related to income

Government grants which are intended to compensate the Company for expenses incurred are deducted from the related expenses.

Leases

Leases

The Company classifies and accounts for leases as either a finance or operating lease, depending on the terms. Leases where the Company assumes substantially all of the risks and rewards of ownership are classified as finance leases. All other leases are classified as operating leases.

(a)	Finance leases

At the commencement of the lease term, the Company recognizes as finance assets and finance liabilities the lower amount of the fair value of the leased property and the present value of the minimum lease payments, each determined at the inception of the lease. Any initial direct costs are added to the amount recognized as an asset.

Minimum lease payments are apportioned between the finance charge and the reduction of the outstanding liability. The finance charge is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability. Contingent rents are charged as expenses in the periods in which they are incurred.

The depreciable amount of a leased asset is allocated to each accounting period during the period of expected use on a systematic basis consistent with the depreciation policy the Company adopts for similar depreciable assets that are owned. If there is no reasonable certainty that the Company will obtain ownership by the end of the lease term, the asset is fully depreciated over the shorter of the lease term and its useful life.

(b)	Operating leases

Lease obligations under operating leases are recognized as an expense on a straight-line basis over the lease term. Contingent rents are charged as expenses in the periods in which they are incurred.

(c)	Determining whether an arrangement contains a lease

Determining whether an arrangement is, or contains, a lease is based on the substance of the arrangement and requires an assessment of whether fulfillment of the arrangement is dependent on the use of a specific asset or assets (the asset) and the arrangement conveys a right to use the asset.

At inception or reassessment of the arrangement, management of the Company separates payments and other consideration required by such an arrangement into those for the lease and those for other elements on the basis of their relative fair values. If management of the Company concludes for a financial lease that it is impracticable to separate the payments reliably, the Company recognizes an asset and a liability at an amount equal to the fair value of the underlying asset that was identified as the subject of the lease. Subsequently, the liability shall be reduced as payments are made and an imputed finance charge on the liability recognized using the purchaser’s incremental borrowing rate of interest.

Impairment for financial assets

Impairment for financial assets

A financial asset not carried at fair value through profit or loss is assessed at each reporting date to determine whether there is objective evidence that it is impaired. A financial asset is impaired if objective evidence indicates that a loss event has occurred after the initial recognition of the asset, and that the loss event had a negative effect on the estimated future cash flows of that asset that can be estimated reliably. However, losses expected as a result of future events, regardless of likelihood, are not recognized.

Objective evidence that a financial asset or group of financial assets are impaired includes:

(a)	significant financial difficulty of the issuer or obligor;

(b)	a breach of contract, such as a default or delinquency in interest or principal payments;

(c)	the lender, for economic or legal reasons relating to the borrower’s financial difficulty, granting to the borrower a concession that the lender would not otherwise consider;

(d)	it becoming probable that the borrower will enter bankruptcy or other financial reorganization;

(e)	the disappearance of an active market for that financial asset because of financial difficulties; or

(f)	observable data indicating that there is a measurable decrease in the estimated future cash flows from a group of financial assets since the initial recognition of those assets, although the decrease cannot yet be identified with the individual financial assets in the group.

In addition, for an investment in an equity security, a significant or prolonged decline in its fair value below its cost is objective evidence of impairment.

If there is objective evidence that financial assets are impaired, impairment losses are measured and recognized.

(a)	Financial assets measured at amortized cost

An impairment loss in respect of a financial asset measured at amortized cost is calculated as the difference between its carrying amount and the present value of its estimated future cash flows discounted at the asset’s original effective interest rate. If it is not practicable to obtain the instrument’s estimated future cash flows, impairment losses would be measured by using prices from any observable current market transactions. The Company can recognize impairment losses directly or establish a provision to cover impairment losses. If, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized, the previously recognized impairment loss shall be reversed either directly or by adjusting an allowance account.

(b)	Financial assets carried at cost

If there is objective evidence that an impairment loss has occurred on an unquoted equity instrument that is not carried at fair value because its fair value cannot be reliably measured, or on a derivative asset that is linked to and must be settled by delivery of such an unquoted equity instrument, the amount of the impairment loss is measured as the difference between the carrying amount of the financial asset and the present value of estimated future cash flows discounted at the current market rate of return for a similar financial asset. Such impairment losses are not reversed.

(c)	Available-for-sale financial assets

When a decline in the fair value of an available-for-sale financial asset has been recognized in other comprehensive income and there is objective evidence that the asset is impaired, the cumulative loss that had been recognized in other comprehensive income shall be reclassified from equity to profit or loss as a reclassification adjustment even though the financial asset has not been derecognized. Impairment losses recognized in profit or loss for an investment in an equity instrument classified as available-for-sale are not reversed through profit or loss. If, in a subsequent period, the fair value of a debt instrument classified as available-for-sale increases and the increase can be objectively related to an event occurring after the impairment loss was recognized in profit or loss, the impairment loss shall be reversed, with the amount of the reversal recognized in profit or loss.

Impairment for non-financial assets

Impairment for non-financial assets

The carrying amounts of the Company’s non-financial assets, other than assets arising from construction contracts, employee benefits, inventories, deferred tax assets and non-current assets held for sale, are reviewed at the end of the reporting period to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. Goodwill and intangible assets that have indefinite useful lives or that are not yet available for use, irrespective of whether there is any indication of impairment, are tested for impairment annually by comparing their recoverable amount to their carrying amount.

Management estimates the recoverable amount of an individual asset. If it is impossible to measure the individual recoverable amount of an asset, then management estimates the recoverable amount of cash-generating unit (“CGU”). A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. The Company determined that individual operating entities are CGUs.

The recoverable amount of an asset or CGU is the greater of its value-in-use and its fair value less costs to sell. The value-in-use is estimated by applying a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU for which estimated future cash flows have not been adjusted, to the estimated future cash flows expected to be generated by the asset or CGU.

An impairment loss is recognized if the carrying amount of an asset or a CGU exceeds its recoverable amount. Impairment losses are recognized in profit or loss.

Goodwill acquired in a business combination is allocated to each CGU that is expected to benefit from the synergies arising from the goodwill acquired. Any impairment identified at the CGU level will first reduce the carrying amount of goodwill and then be used to reduce the carrying amount of the other assets in the CGU on a pro rata basis. Except for impairment losses in respect of goodwill which are never reversed, an impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Derivative financial instruments and hedges

Derivative financial instruments and hedges

Derivatives are initially recognized at fair value. Subsequent to initial recognition, derivatives are measured at fair value, and changes therein are recognized in profit or loss.

(a)	Hedge accounting

The Company holds forward exchange contracts, currency swaps and commodity future contracts to manage foreign exchange risk and commodity fair value risk. The Company designated derivatives as hedging instruments to hedge the risk of changes in the fair value of assets, liabilities or firm commitments (a fair value hedge) and foreign currency risk of highly probable forecasted transactions or firm commitments (a cash flow hedge).

On initial designation of the hedge, the Company formally documents the relationship between the hedging instruments and hedged items, including the risk management objectives and strategy in undertaking the hedge transaction, together with the methods that will be used to assess the effectiveness of the hedging relationship.

①	Fair value hedge

Changes in the fair value of a derivative hedging instrument designated as a fair value hedge are recognized in profit or loss. The gain or loss from remeasuring the hedging instrument at fair value for a derivative hedging instrument and the gain or loss on the hedged item attributable to the hedged risk are recognized in profit or loss in the same line item of the consolidated statement of comprehensive income.

The Company discontinues fair value hedge accounting if the hedging instrument expires or is sold, terminated or exercised, or if the hedge no longer meets the criteria for hedge accounting. Any adjustment arising from gain or loss on the hedged item attributable to the hedged risk is amortized to profit or loss from the date the hedge accounting is discontinued.

②	Cash flow hedge

When a derivative is designated to hedge the variability in cash flows attributable to a particular risk associated with a recognized asset or liability or a highly probable forecasted transaction that could affect profit or loss, the effective portion of changes in the fair value of the derivative is recognized in other comprehensive income, net of tax, and presented in the hedging reserve in equity. Any ineffective portion of changes in the fair value of the derivative is recognized immediately in profit or loss.

If the hedging instrument no longer meets the criteria for hedge accounting, expires or is sold, terminated, exercised, or the designation is revoked, then hedge accounting is discontinued prospectively. The cumulative gain or loss on the hedging instrument that has been recognized in other comprehensive income is reclassified to profit or loss in the periods during which the forecasted transaction occurs. If the forecasted transaction is no longer expected to occur, then the balance in other comprehensive income is recognized immediately in profit or loss.

(b)	Embedded derivatives

Embedded derivatives are separated from the host contract and accounted for separately only if the following criteria have been met: (a) the economic characteristics and risks of the host contract and the embedded derivatives are not clearly and closely related to a separate instrument with the same terms as the embedded derivative that would meet the definition of a derivative, and (b) the hybrid (combined) instrument is not measured at fair value through profit or loss. Changes in the fair value of separable embedded derivatives from the host contract are recognized immediately in profit or loss. However, convertible rights of convertible bonds are not separated from the host contract and the compound financial instruments of bonds and convertible rights are designated and measured at fair value through profit and loss.

(c)	Other derivatives

Changes in the fair value of a derivative that is not designated as a hedging instrument are recognized immediately in profit or loss.

Non-derivative financial liabilities

Non-derivative financial liabilities

The Company classifies non-derivative financial liabilities into financial liabilities at fair value through profit or loss or other financial liabilities in accordance with the substance of the contractual arrangement and the definitions of financial liabilities. The Company recognizes financial liabilities in the consolidated statement of financial position when the Company becomes a party to the contractual provisions of the financial liability.

(a)	Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss include financial liabilities held for trading or designated as such upon initial recognition. Subsequent to initial recognition, financial liabilities at fair value through profit or loss are measured at fair value, and changes therein are recognized in profit or loss. Upon initial recognition, transaction costs that are directly attributable to the acquisition are recognized in profit or loss as incurred.

(b)	Other financial liabilities

Non-derivative financial liabilities other than financial liabilities at fair value through profit or loss are classified as other financial liabilities. At the date of initial recognition, other financial liabilities are measured at fair value minus transaction costs that are directly attributable to the acquisition. Subsequent to initial recognition, other financial liabilities are measured at amortized cost using the effective interest method. The Company derecognizes a financial liability from the consolidated statement of financial position when it is extinguished (i.e. when the obligation specified in the contract is discharged, cancelled or expires).

Construction work in progress

Construction work in progress

The gross amount due from customers for contract work is presented for all contracts in which costs incurred plus recognized profits (less recognized losses) exceed progress billings. If progress billings exceed costs incurred plus recognized profits (less recognized losses), then the gross amount due to customers for contract work is presented. Cost includes all expenditures related directly to specific projects and an allocation of fixed and variable overheads incurred in the Company’s contract activities based on normal operating capacity.

The Company recognizes advances received regarding the amount received from the ordering organization before the commencement of the construction. Also, the Company recognized trade accounts and notes receivable with respect to the amount billed to the ordering organization.

Employee benefits

Employee benefits

(a)	Short-term employee benefits

Short-term employee benefits are employee benefits that are due to be settled within twelve months after the end of the period in which the employees render the related service. When an employee has rendered service to the Company during an accounting period, the Company recognizes the undiscounted amount of short-term employee benefits expected to be paid in exchange for that service as profit or loss. If the Company has a legal or constructive obligation which can be reliably measured, the Company recognizes the amount of expected payment for profit-sharing and bonuses payable as liabilities.

(b)	Other long-term employee benefits

Other long-term employee benefits include employee benefits that are settled beyond 12 months after the end of the period in which the employees render the related service, and are calculated at the present value of the amount of future benefit that employees have earned in return for their service in the current and prior periods, less the fair value of any related assets. Any actuarial gains and losses are recognized in profit or loss in the period in which they arise.

(c)	Retirement benefits: Defined contribution plans

For defined contribution plans, when an employee has rendered service to the Company during a period, the Company recognizes the contribution payable to a defined contribution plan in exchange for that service as an accrued expense, after deducting any contributions already paid. If the contributions already paid exceed the contribution due for service before the end of the reporting period, the Company recognizes that excess as an asset (prepaid expense) to the extent that the prepayment will lead to a reduction in future payments or a cash refund.

(d)	Retirement benefits: Defined benefit plans

A defined benefit plan is a post-employment benefit plan other than a defined contribution plan. The Company’s net obligation in respect of defined benefit plans is calculated by estimating the amount of future benefit that employees have earned in return for their service in the current and prior periods; that benefit is discounted to determine its present value. The fair value of plan assets is deducted. The calculation is performed annually by an independent actuary using the projected unit credit method.

The discount rate is the yield at the reporting date on corporate bonds that have maturity dates approximating the terms of the Company’s obligations and that are denominated in the same currency in which the benefits are expected to be paid. The Company recognizes all actuarial gains and losses arising from actuarial assumption changes and experiential adjustments in other comprehensive income when incurred.

When the fair value of plan assets exceeds the present value of the defined benefit obligation, the Company recognizes an asset, to the extent of the present value of the total of cumulative any economic benefits available in the form of refunds from the plan or reduction in the future contributions to the plan.

Remeasurements of net defined benefit liabilities, which comprise actuarial gains and losses, the return on plan assets (excluding interest) and the effect of the asset ceiling (if any, excluding interest), are recognized immediately in other comprehensive income. The Company determines the net interest expense (income) on the net defined benefit liability (asset) for the period by applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period to the then-net defined benefit liability (asset), taking into account any changes in the net defined benefit liability (asset) during the period as a result of contributions and benefit payments, net interest expense and other expenses related to defined benefit plans are recognized in profit or loss.

When the benefits of a plan are changed or when a plan is curtailed, the resulting change in benefit that relates to past service or the gain or loss in curtailment is recognized immediately in profit or loss. The Company recognizes gains and losses on the settlement of a defined benefit plan when the settlement occurs.

Provisions

Provisions

Provisions are recognized when the Company has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

The risks and uncertainties that inevitably surround many events and circumstances are taken into account in reaching the best estimate of a provision. Where the effect of the time value of money is material, provisions are determined at the present value of the expected future cash flows.

Where some or all of the expenditures required to settle a provision are expected to be reimbursed by another party, the reimbursement shall be recognized when, and only when, it is virtually certain that reimbursement will be received if the entity settles the obligation. The reimbursement shall be treated as a separate asset.

Provisions are reviewed at the end of each reporting period and adjusted to reflect the current best estimates. If it is no longer probable that an outflow of resources embodying economic benefits will be required to settle the obligation, the provision is reversed.

A provision for warranties is recognized when the underlying products are sold. The provision is based on historical warranty.

Regarding provision for construction warranties, warranty period starts from the completion of construction in accordance with construction contracts. If the Company has an obligation for warranties, provision for warranties which are estimated based on historical warranty data are recorded as cost of construction and provision for warranties during the construction period.

A provision for restoration regarding contamination of land is recognized in accordance with the Company’s announced Environment Policy and legal requirement as needed.

A provision is used only for expenditures for which the provision was originally recognized.

Emission Rights

Emission Rights

The Company accounts for greenhouse gases emission right and the relevant liability as follows pursuant to the Act on Allocation and Trading of Greenhouse Gas Emission which became effective in Korea in 2015.

(a)	Greenhouse Gases Emission Right

Greenhouse Gases Emission Right consists of emission allowances which are allocated from the government free of charge and those purchased from the market. The cost includes any directly attributable costs incurred during the normal course of business.

Emission rights held for the purpose of performing the obligation are classified as intangible asset and initially measured at cost and subsequently carried at cost less accumulated impairment losses. Emission rights held for short-swing profits are classified as current asset and are measured at fair value with any changes in fair value recognized as profit or loss in the respective reporting period.

The Company derecognizes an emission right asset when the emission allowance is unusable, disposed or submitted to government when the future economic benefits are no longer expected to be probable.

(b)	Emission liability

Emission liability is a present obligation of submitting emission rights to the government with regard to emission of greenhouse gas. Emission liability is recognized when there is a high possibility of outflows of resources in performing the obligation and the costs required to perform the obligation are reliably estimable. Emission liability is an amount of estimated obligations for emission rights to be submitted to the government for the performing period. The emission liability is measured based on the expected quantity of emission for the performing period in excess of emission allowance in possession and the unit price for such emission rights in the market at the end of the reporting period.

Equity instruments

Equity instruments

(a)	Share capital

Common stock is classified as equity and the incremental costs arising directly attributable to the issuance of common stock less their tax effects are deducted from equity.

If the Company reacquires its own equity instruments, the amount of those instruments (“treasury shares”) are presented as a contra equity account. No gain or loss is recognized in profit or loss on the purchase, sale, issuance or cancellation of its own equity instruments. When treasury shares are sold or reissued subsequently, the amount received is recognized as an increase to equity, and the resulting surplus or deficit on the transaction is recorded in capital surplus.

(b)	Hybrid Bonds

Debt and equity instruments issued by the Company are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of financial liability and an equity instrument. When the Company has an unconditional right to avoid delivering cash or another financial asset to settle a contractual obligation, the instruments are classified as equity instruments.

Revenue

Revenue

Revenue from the sale of goods, services provided and the use of assets is measured at the fair value of the consideration received or receivable, net of returns and allowances, trade discounts and volume rebates, which are not significant for all periods presented.

(a)	Sale of goods

Revenue from the sale of goods in the ordinary course of activities is measured at the fair value of the consideration received or receivable, net of returns, trade discounts and volume rebates. Revenue is recognized when persuasive evidence exists, usually in the form of an executed sales agreement, that the significant risks and rewards of ownership have been transferred to the buyer, recovery of the consideration is probable, the associated costs and possible return of goods can be estimated reliably, there is no continuing management involvement with the goods, and the amount of revenue can be measured reliably. The appropriate timing for transfer of risks and rewards varies depending on the individual terms and conditions of the sales contract. For international sales, this timing depends on the type of international commercial terms of the contract.

(b)	Construction contracts

Construction contracts of the Company primarily consist of contracts for the construction of plants and infrastructure facilities, and revenue recognition for different types of contracts is as follows:

When the outcome of a construction contract can be estimated reliably, contract revenue is recognized in profit or loss in proportion to the stage of completion of the contract. The stage of completion of a contract is determined based on the proportion that contract costs incurred for work performed to date bear to the estimated total contract costs. Contract revenue includes the initial amount agreed in the contract plus any variation in contract work, claims and incentive payments, to the extent that it is probable that they will result in revenue and can be measured reliably.

When the outcome of a construction contract cannot be estimated reliably, the revenue is recognized only to the extent of contract costs incurred that it is probable will be recoverable. An expected loss on the construction contract is recognized as an expense immediately.

The Company has construction contracts in which control and the significant risks and rewards of ownership of the residential real estate are transferred to the buyer upon the delivery. Revenue and expenses from development and sale of these residential real estate are recognized when an individual unit of residential real estate is delivered to the buyer.

(c)	Services rendered

Revenue from services rendered is recognized in profit or loss in proportion to the stage of completion of the transaction at the reporting date. The stage of completion is assessed by reference to surveys of work performed.

(d)	Rental income

Rental income from investment property, net of lease incentives granted, is recognized in profit or loss on a straight-line basis over the term of the lease.

Finance income and finance costs

Finance income and finance costs

Finance income comprises interest income on funds invested (including available-for-sale financial assets), dividend income, gains on the disposal of available-for-sale financial assets, changes in the fair value of financial assets at fair value through profit or loss, and gains on valuations of hedging instruments that are recognized in profit or loss. Interest income is recognized as it accrues in profit or loss, using the effective interest rate method. Dividend income is recognized in profit or loss on the date that the Company’s right to receive payment is established.

Finance costs comprise interest expense on borrowings and changes in the fair value of financial assets at fair value through profit or loss and loss on valuations of hedging instruments that are recognized in profit or loss. Borrowing costs are recognized in profit or loss using the effective interest rate method.

Income taxes

Income taxes

Income tax expense comprises current and deferred tax. Current tax and deferred tax are recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in other comprehensive income.

The Company recognizes interest and penalties related to corporate income tax as if it is related to the income taxes, the Company applies IAS No. 12 “Income Taxes”, if it is not related to the income taxes, the Company applies IAS No. 37 “Provisions Contingent Liabilities and Contingent Assets”.

(a)	Current income tax

Current income tax is the expected income tax payable or receivable on the taxable profit or loss for the year, using tax rates enacted or substantively enacted at the end of the reporting period and any adjustment to tax payable in respect of previous years. The taxable profit is different from the accounting profit for the period since the taxable profit is calculated excluding the temporary differences, which will be taxable or deductible in determining taxable profit of future periods, and non-taxable or non-deductible items from the accounting profit.

(b)	Deferred income tax

The measurement of deferred income tax liabilities and deferred tax assets reflects the tax consequences that would follow from the manner in which the Company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.

The Company recognizes a deferred income tax liability for all taxable temporary differences associated with investments in subsidiaries, associates, and joint ventures, except to the extent that the Company is able to control the timing of the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. The Company recognizes a deferred income tax asset for deductible temporary differences arising from investments in subsidiaries, associates and joint ventures, to the extent that it is probable that the temporary difference will reverse in the foreseeable future and taxable profit will be available against which the temporary difference can be utilized. However, deferred income tax is not recognized for the following temporary differences: taxable temporary differences arising on the initial recognition of goodwill, or the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting profit or loss nor taxable income.

The carrying amount of a deferred income tax asset is reviewed at the end of each reporting period and is reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow the benefit of part or all of that deferred tax asset to be utilized.

Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred income tax liabilities and deferred income tax assets reflects the tax consequences that would follow from the manner in which the Company expects, at the end of the reporting period to recover or settle the carrying amount of its assets and liabilities.

Deferred income tax assets and liabilities are offset only if there is a legally enforceable right to offset the related current income tax liabilities and assets, and they relate to income taxes levied by the same tax authority and they intend to settle current income tax liabilities and assets on a net basis.

Earnings per share

Earnings per share

Management calculates basic earnings per share (“EPS”) data for POSCO’s ordinary shares, which is presented at the end of the statement of comprehensive income. Basic EPS is calculated by dividing profit attributable to ordinary shareholders of POSCO by the weighted average number of ordinary shares outstanding during the period, adjusted for own shares held.

Operating segments

Operating segments

An operating segment is a component of the Company that: a) engages in business activities from which it may earn revenues and incur expenditures, including revenues and expenses that relate to transactions with any of the Company’s other components, b) whose operating results are regularly reviewed by the Company’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance and for which discrete financial information is available. Management has determined that the CODM of the Company is the CEO.

With regard to construction segment, segment profit and loss is determined in the same way that consolidated profit after tax for the period is generally determined under IFRS except that revenues and expenses from the development and sale of certain residential real estate are determined by reference to the stage of completion of the contact activity at the end of the reporting period, while in the consolidated financial statements, they are recognized when an individual unit of residential real estate is delivered to the buyer. No adjustments are made for corporate allocations to segment profit and loss. In addition, segment assets and liabilities are generally measured based on total assets and liabilities in accordance with IFRS without any adjustment for corporate allocations, except that assets and liabilities in connection with the construction and sale of residential real estate are determined by reference to the stage of completion of the contract activity at the end of each period.

For the other segments, segment profit and loss is determined the same way that consolidated net after tax profit for the period is generally determined under IFRS without any adjustment for corporate allocations. The accounting policies used by each segment are consistent with the accounting policies used in the preparation of the consolidated financial statements. Segment assets and liabilities are generally measured based on total assets and liabilities in accordance with IFRS without any adjustment for corporate allocations. Also, segment assets and liabilities are based on the separate financial statements of the entities instead of on consolidated basis.

In addition, there are varying levels of transactions amongst the reportable segments. These transactions include sales of property, plant and assets, and rendering of construction service and so on.

Segment results that are reported to the CEO include items directly attributable to a segment and items allocated on a reasonable basis. Segment capital expenditure is the total cost incurred during the period to acquire property, plant and equipment, and intangible assets other than goodwill.

New standards and interpretations not yet adopted

New standards and interpretations not yet adopted

The Company will apply IFRS No. 9 “Financial Instruments” and IFRS No. 15 “Revenue from Contracts with Customers” for the year beginning on January 1, 2018. The Company has completed an analysis of the financial impacts resulting from adoption of new standards and the estimated effect on equity in the consolidated financial statements at the date of initial application based on available information which are summarized as follows.

	December 31, 2017		IFRS No. 9	IFRS No. 15	Date of initial application (January 1, 2018)
	(in millions of Won)
Reserves	￦	(682,556)	(401,344)	—	(1,083,900)
Retained earnings		42,974,658	368,612	(71,066)	43,272,204
Non-controlling interests		3,666,334	(19,545)	(59,060)	3,587,729

	￦	45,958,436	(52,277)	(130,126)	45,776,033

The above estimated amounts could differ from the actual impact when the Company adopts the new standards in 2018 for the following reasons.

•	Changes in internal controls related to application of new standards

•	Changes in the Company’s selection in accounting policy during the year ending December 31, 2018 when initial disclosure of the consolidated financial statements at the date of initial application is made

The following new standards, including IFRS No. 9 and IFRS No. 15, interpretations and amendments to existing standards have been published but are not mandatory for the Company for annual periods beginning on January 1, 2017, and the Company has not early adopted them.

(a)	IFRS No. 9 “Financial Instruments”

IFRS No. 9 “Financial Instruments” regulates requirements for measurement and recognition of certain contracts in relation to trading financial assets and liabilities or non-financial items. It replaces existing guidance in IAS No. 39 “Financial Instruments: Recognition and Measurement”.

The standard will generally be applied retrospectively with some exemptions allowing an entity not to restate the comparative information for prior periods in relation to classification and measurement (including impairment) changes. Such exemptions will be applied by the Company. The Company will recognize the accumulated effect resulting from initial application of IFRS No. 9 as reserves, retained earnings and non-controlling interests of the Company at the date of initial application.

The standard’s expected impact on the consolidated financial statements are as follows.

1)	Classification and measurement of financial assets

When applying IFRS No. 9, the classification of financial assets will be driven by the Company’s business model for managing the financial assets and contractual terms of cash flow.

The following table shows the classification of financial assets measured subsequently at amortized cost, at fair value through other comprehensive income and at fair value through profit or loss. If a hybrid contract contains a host that is a financial asset, the classification of the hybrid contract shall be determined for the entire contract without separating the embedded derivative.

Business model	Contractual cash flows are solely payments of principal and interests	All other cases
To collect contractual cash flows	Amortized cost (*1)	Fair value through profit or loss (*2)
Both to collect contractual cash flows and sell financial assets	Fair value through other comprehensive income (*1)
For trading, and others	Fair value through profit or loss

(*1)	The Company may irrevocably designate as at fair value through profit or loss to eliminate or significantly reduce an accounting mismatch.

(*2)	The Company may irrevocably designate equity investments that are not held for trading as at fair value through other comprehensive income.

As of December 31, 2017, the Company had financial asset at fair value through profit or loss of ￦67,021 million, available-for-sale financial assets of ￦1,978,115 million, financial assets held-to-maturity of ￦5,211 million, and loans and receivables of ￦21,268,107 million.

As a result of analysis of the impact on the consolidated financial statements, the Company expects that debt instruments whose contractual cash flows do not solely represent payments of principal and interest and those held for trading will be measured at fair value through profit or loss; loans and receivables whose contractual cash flows solely represent receipt of principal and interest but are not owned for the purpose of collection of contractual cash flows will be measured at fair value through other comprehensive income or fair value through profit or loss. Accordingly, the financial assets at fair value through profit or loss may increase upon adoption of IFRS No. 9 which may increase the volatility in profit or loss. The Company expects the application of IFRS No. 9 on these financial assets will not have a material impact on the consolidated financial statements.

In accordance with IFRS No. 9, the Company may make an irrevocable election to present in other comprehensive income subsequent changes in the fair value of an investment in an equity instrument which is not held for trading at initial recognition. As of December 31, 2017, the Company had equity instruments classified as financial assets available-for-sale for the purpose of long-term strategic plan and the fair value of the accompanying asset is ￦1,730,753 million. In accordance with IFRS No. 9, the Company expects to make an irrevocable election to classify the equity instrument as assets measured at fair value through other comprehensive income, for which all subsequent changes in fair value are recognized in other comprehensive income and not subsequently recycled to profit or loss. As of January 1, 2018, the date of initial application, the Company expects to recognize a decrease in reserves of ￦401,344 million and an increase in retained earnings of ￦401,344 million due to designation of equity instruments to fair value through other comprehensive income.

2)	Impairment: Financial Assets and Contract Assets

IFRS No. 9 replaces the incurred loss model in the existing standard with a forward-looking expected credit loss model for debt instruments, lease receivables, contractual assets, loan commitments, and financial guarantee contracts.

Under IFRS No. 9, impairment losses are likely to be recognized earlier than using the incurred loss model under the existing guidance in IAS No. 39 as loss allowances will be measured either 12-month or lifetime expected credit loss based on the extent of increase in credit risk.

If credit risk has increased significantly since the initial recognition, a loss allowance for lifetime expected credit loss is required to be measured at the end of every reporting period. If credit risk has not increased significantly since the initial recognition, a loss allowance is measured based on 12-month expected credit loss.

If the financial instrument has low credit risk at the end of the reporting period, the Company may assume that the credit risk has not increased significantly since initial recognition. However, a loss allowance for lifetime expected credit losses is required for contract assets or trade receivables that do not contain a significant financing component. Additionally, the Company has elected to recognize lifetime expected credit losses for contract assets or trade receivables that contain a significant financing component.

The Company expects impairment losses of financial assets under IFRS No. 9 to be recognized earlier. As of January 1, 2018, the date of initial application, the Company expects to recognize an increase in loss allowance of ￦66,637 million and a decrease in retained earnings and non-controlling interests of ￦32,732 million and ￦19,545 million, respectively.

3)	Classification and Measurement of Financial Liabilities

IFRS No. 9 mostly adheres to the existing requirements under IAS No. 39 regarding the classification of financial liabilities.

Under IAS No. 39, all financial liabilities designated at fair value through profit or loss recognized their fair value movements in profit or loss. However, IFRS No. 9 requires the amount of the change in the liability’s fair value attributable to changes in the credit risk to be recognized in other comprehensive income. Amounts presented in other comprehensive income are not subsequently transferred to profit or loss.

The Company did not designate financial liabilities as financial liability at fair value through profit or loss as of December 31, 2017 and expects the adoption of IFRS No. 9 will not have significant impact on the classification of financial liabilities.

4)	Hedge Accounting

Regarding the initial application of IFRS No. 9, the Company may choose as its accounting policy choice to continue to apply all of the hedge accounting requirements of IAS No. 39 instead of the requirements of IFRS No. 9. The Company determined to consistently apply hedge accounting requirements of IAS No. 39.

(b)	IFRS No. 15 “Revenue from Contracts with Customers”

IFRS No. 15 “Revenue from Contracts with Customers” provides a unified five-step model for determining the timing, measurement and recognition of revenue. It replaces existing revenue recognition guidance, including IAS No. 18 “Revenue”, IAS No. 11 “Construction Contracts”, SIC No. 31 “Revenue- Barter Transactions Involving Advertising Services”, IFRIC No. 13 “Customer Loyalty Programs”, IFRIC No. 15 “Agreements for the Construction of Real Estate”, and IFRIC No. 18 “Transfers of Assets from Customers”.

The Company intends to apply the modified retrospective approach by recognizing the cumulative impact of initially applying the revenue standard as of January 1, 2018, the date of initial application and the Company also decided to apply the practical expedients as allowed by IFRS No. 15 by applying the new standard only to those contracts that are not considered as completed contracts at the date of initial application. Accordingly, upon adoption of IFRS No. 15, the Company will not restate the financial statements for comparative periods.

Existing IFRS standards and interpretations including IAS No. 18 provide revenue recognition guidance by transaction types such as sales of goods, rendering of services, interest income, royalty income, dividend income and construction revenue; however, under the new standard, IFRS No. 15, the five-step approach (Step 1: Identify the contract(s) with a customer, Step 2: Identify the performance obligations in the contract, Step 3: Determine the transaction price, Step 4: Allocate the transaction price to the performance obligations in the contract, Step 5: Recognize revenue when the entity satisfied a performance obligation) is applied for all types of contracts or agreements.

The standard’s expected impact on the consolidated financial statements are as follows.

1)	Identification of performance obligations

The Company holds certain contracts for sales of manufactured product and merchandise which include transportation service. When applying IFRS No. 15, sales of manufactured products or merchandise and delivery of products (i.e. shipping service) are identified as separate performance obligations in the contracts with customers. For transactions for which the shipping terms are on shipment basis and the customer pays shipping costs, the two performance obligations are separately accounted for because delivery of products is performed after the control over the products is transferred to the customer. The transaction price allocated to the performance obligation of delivery service will be recognized when the obligation of delivery of the product is completed.

The Company identified shipping service included in the sales contract as a separate performance obligation that will be satisfied over the promised service period. As of January 1, 2018, the date of initial application, change in relevant accounting policy is expected to result in decrease in retained earnings and non-controlling interests of ￦949 million and ￦156 million, respectively.

Certain construction contracts of the Company include design, purchase and construction services through separate service contracts. According to IFRS No. 15, if service or goods provided by the Company are highly dependent or correlated, the Company should identify them as a single performance obligation regardless of the number of contracts made.

The Company considered each service contract as a combined single obligation and therefore, upon adoption of IFRS No. 15 as of January 1, 2018, the date of initial application, the Company expects to recognize increases in retained earnings and non-controlling interests of ￦452 million and ￦628 million, respectively.

2)	Variable consideration

Under IFRS No. 15, the Company estimates the amount of variable consideration by using the expected value which the Company expects to better predict the amount of consideration. The Company recognizes revenue with transaction price including variable consideration only to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the refund period has lapsed.

In certain sales arrangements, unit price is subject to adjustment due to quality of products. A certain percentage of sales discount is also provided in case customers make payment before the settlement due date. In addition, certain service contracts are subject to compensation payment if the Company fails to achieve a promised level of obligation.

As of January 1, 2018, the date of initial application of IFRS No. 15, the adoption is expected to result in decrease in retained earnings of ￦2,773 million and increase in non-controlling interests of ￦88 million.

3)	Performance obligation satisfied over time

In accordance with IFRS No. 15, revenue is recognized over time by measuring progress only if the Company’s performance does not create an asset with an alternative use to the Company and the Company has an enforceable right to payment for performance completed to date.

The Company analyzed certain service contracts, where the Company provides manufacturing services for customized machinery. Currently the related revenue is recognized over the period when such services are provided. Under IFRS No. 15, as the Company does not have an enforceable right to payment for performance completed to date, the related revenue is recognized at the time when the machinery is delivered. As of January 1, 2018, the date of initial application, changes in accounting policy due to enforceable right to payment are expected to result in decreases in retained earnings and non-controlling interests of ￦1,188 million and ￦1,115 million, respectively.

According to IFRS No. 15, the effects of any inputs that do not depict the transfer of control of goods or services to the customer such as the costs of wasted materials, labor or other resources to fulfill the contract that were not reflected in the price of the contract should be excluded from calculating percentage of completion. As of January 1, 2018, the date of initial application, change in percentage of completion due to excessive use of materials is expected to result in decreases in retained earnings and non-controlling interests of ￦2,855 million and ￦1,512 million, respectively.

4)	Incremental costs of obtaining a contract

In accordance with IFRS No. 15, the Company recognizes as an asset the incremental costs of obtaining a contract with a customer if the Company expects to recover those costs, and costs that are recognized as assets are amortized over the period that the related goods or services are transferred to the customer.

Certain costs incurred in construction segment such as costs to obtain a contract that would have been incurred regardless of whether the contract was obtained should be recognized as an expense immediately, unless those costs are explicitly chargeable to the customer regardless of whether the contract is obtained. Such costs have been previously capitalized if it is probable the related contracts will be entered into. As of January 1, 2018, the date of initial application, change in accounting policy regarding incremental costs of obtaining a contract is expected to result in decreases in retained earnings and non-controlling interests of ￦63,753 million and ￦56,993 million, respectively.

(c)	IFRS No. 16 “Leases”

IFRS No. 16 “Leases” will replace IAS No. 17 “Leases” and IFRIC No. 4 “Determining whether an Arrangement contains a Lease”. It is effective for annual periods beginning on or after January 1, 2019, with early adoption permitted for a Company which has adopted IFRS No. 15.

As a lessee, the Company shall apply this standard using one of the following two methods; (a) retrospectively to each prior reporting period presented in accordance with IAS No. 8 “Accounting Policies, Changes in Accounting Estimates and Errors” but using the practical expedients for completed contracts- i.e. completed contracts as of the beginning of the earliest prior period presented are not restated; or (b) retrospectively with the cumulative effect of initially applying this standard recognized at the date of initial application.

IFRS No. 16 suggests a single accounting model that requires a lessee to recognize lease related asset and liability in the consolidated financial statements. A lessee is required to recognize a right-of-use asset representing its right to use the underlying leased asset and a lease liability representing its obligation to make lease payments. The lessee may elect not to apply the requirements to short-term lease of which has a term of 12 months or less at the commencement date and low value assets. Accounting treatment for lessor is similar to the existing standard which classifies lease into finance and operating lease.

Application of IFRS No. 16 will change current operating lease expense which has been recognized in straight-line method into depreciation expense of right-of-use asset and interest expense of lease liability, and therefore, nature of expense recognized in relation to lease will change. However, it is expected that there will be no significant impact on finance lease.

The Company has not yet initiated the preparation for the application of IFRS No. 16 and has not performed an assessment of the impact resulting from the application of IFRS No. 16. The Company will complete the analysis of financial impacts arising from applying this standard in 2018.